As filed with the Securities and Exchange Commission on June 22, 2015
Commission File Nos.  333-175721
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 382	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and supplements the prospectus.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

THE INFORMATION IN THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Supplement Dated ____________, 2015
To The Prospectus Dated April 27, 2015

PERSPECTIVE II®
PERSPECTIVE L SERIESSM ("L Series")

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com.

The section titled "EXAMPLE", beginning on page 10 of the prospectus, is deleted in its entirety and replaced with the following:

EXAMPLES

The examples below are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

Example 1: Cost of a Contract with the most expensive combination of optional benefits.
Example 1 assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The example includes maximum Fund fees and expenses and the cost if you select the following optional benefits:
•
For Perspective II;  the Highest Anniversary Value Death Benefit, the Five-year Withdrawal Charge Period, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).

•	For L Series: the Highest Anniversary Value Death Benefit and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Perspective II	$1,427	$2,564	$3,766	$6,753
L Series	$1,453	$2,700	$3,572	$6,698

If you annuitize at the end of the applicable time period:

	1 year *	3 years	5 years	10 years
Perspective II	$1,427	$2,264	$3,666	$6,753
L Series	$1,453	$2,200	$3,572	$6,698

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Perspective II	$777	$2,264	$3,666	$6,753
L Series	$753	$2,200	$3,572	$6,698

Example 2: Cost of a Contract without any optional benefits.
Example 2 assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The example includes maximum Fund fees and expenses, but does not include the cost of any optional benefits available under a Contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Perspective II	$1,090	$1,684	$2,295	$4,104
L Series	$1,125	$1,784	$2,156	$4,396

If you annuitize at the end of the applicable time period:

	1 year *	3 years	5 years	10 years
Perspective II	$1,090	$1,184	$1,995	$4,104
L Series	$1,125	$1,284	$2,156	$4,396

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Perspective II	$390	$1,184	$1,995	$4,104
L Series	$425	$1,284	$2,156	$4,396

These examples do not represent past or future expenses.  Your actual costs may be higher or lower.

______________________________
(To be used with JMV9476LNY 04/15)

_______________________

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2014
Statements of Operations for the period ended December 31, 2014
Statements of Changes in Net Assets for the periods ended December 31, 2014, and 2013
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2014, and 2013
Consolidated Income Statements for the years ended December 31, 2014, 2013, and 2012
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2014, 2013, and 2012
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013, and 2012
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

d.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Roth IRA Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

f.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

g.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

h.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

i.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

j.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

k.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

l.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

m.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

n.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

o.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

r.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

s.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

t.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

u.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

v.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

x.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5) Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08664).

y.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08664).

z.	Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

aa.	Specimen of DOMA Endorsement, incorporated herein by reference to Registrant's Initial Registration, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

bb.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to Registrant's Post-Effective Amendment No. 22, filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

cc.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

dd.
Specimen of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

hh.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ll.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mm.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

nn.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

oo.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qq.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rr.	Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

ss.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

tt.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

uu.
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

vv.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

ww.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

xx.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 12/11), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2, filed on November 29, 2011 (File Nos. 333-175721 and 811-08401).

b.
Form of the Variable and Fixed Annuity Application (NV3573 12/11), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2, filed on November 29, 2011 (File Nos. 333-175721 and 811-08401).

c.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175721 and 811-08401).

d.
Form of the Variable and Fixed Annuity Application (NV3573 04/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175721 and 811-08401).

e.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 09/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on August 27, 2012 (File Nos. 333-175721 and 811-08401).

f.
Form of the Variable and Fixed Annuity Application (NV3573 09/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on August 27, 2012 (File Nos. 333-175721 and 811-08401).

g.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on April 25, 2013 (File Nos. 333-175721 and 811-08401).

h.
Form of the Variable and Fixed Annuity Application (NV3573 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on April 25, 2013 (File Nos. 333-175721 and 811-08401).

i.	Form of the Variable and Fixed Annuity Application (NV3573 09/13), incorporated herein by Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

j.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 09/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on September 12, 2013 (File Nos. 333-175721 and 811-08401).

k.	Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 04/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on April 21, 2014 (File Nos. 333-175721 and 811-08401).

l.	Form of the Variable and Fixed Annuity Application (NV3573 04/14), incorporated herein by Registrant's Post-Effective Amendment No. 9, filed on April 21, 2014 (File Nos. 333-183046 and 811-08401).

m.	Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 09/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 11, 2014 (File Nos. 333-175721 and 811-08401).

n.	Form of the Variable and Fixed Annuity Application (NV3573 09/14), incorporated herein by Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

o.	Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 01/15), incorporated herein by reference to Registrant's Post-Effective Amendment No. 9, filed on December 22, 2014 (File Nos. 333-175721 and 811-08401).

p.	Form of the Variable and Fixed Annuity Application (NV3573 01/15), incorporated herein by reference to Registrant's Post-Effective Amendment No. 14, filed on December 22, 2014 (File Nos. 333-183046 and 811-08401).

q.	Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 04/15), incorporated herein by reference to Registrant's Post-Effective Amendment No. 10, filed on April 20, 2015 (file Nos. 175721 and 811-08401).

r.	Form of the Variable and Fixed Annuity Application (NV3573 04/15), incorporated herein by reference to Registrant's Post-Effective Amendment No. 18, filed on April 20, 2015 (File Nos. 333-183046 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

11.                Not Applicable.

12.                Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
7601 Technology Way	Distribution & Director
Denver, CO 80237

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer &
1 Corporate Way	Assistant Secretary
Lansing, MI 48951

Guillermo E. Guerra	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President & Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer & Director
275 Grove Street
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Kristan L. Richardson	Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York ("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 20, filed on June 22, 2015 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of May 30, 2015

Perspective L Series Contracts:

Qualified – 10,442
Non-Qualified –5,488

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 22nd day of June, 2015.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:   /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	June 22, 2015
James R. Sopha, President

*	June 22, 2015
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	June 22, 2015
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	June 22, 2015
John H. Brown, Vice President and Director

*	June 22, 2015
Gregory P. Cicotte, Executive Vice President,
Head of U.S. Wealth Management and
Distribution and Director

*	June 22, 2015
David A. Collins, Vice President,
Deputy Chief Risk Officer and Director

*	June 22, 2015
Laura L. Hanson, Vice President and
Director

*	June 22, 2015
Herbert G. May, III, Chief Administrative Officer
and Director

*	June 22, 2015
Kristan L. Richardson, Assistant Secretary
and Director

*	June 22, 2015
John C. Colpean, Director

*	June 22, 2015
Donald T. DeCarlo, Director

*	June 22, 2015
Donald B. Henderson, Jr., Director

*	June 22, 2015
David L. Porteous, Director

*	June 22, 2015
Gary H. Torgow, Director

 * By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of June, 2015.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JOHN H. BROWN
John H. Brown, Vice President and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ KRISTAN L. RICHARDSON
Kristan L. Richardson, Assistant Secretary and Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD T. DECARLO
Donald T. DeCarlo, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
David L. Porteous, Director

/s/ GARY H. TORGOW
Gary H. Torgow, Director

EXHIBIT LIST

Exhibit No.                          Description

9.                          Opinion and Consent of Counsel.